Investment Objectives and Goals - PUTNAM MASSACHUSETTS TAX EXEMPT INCOME FUND	May 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Putnam Massachusetts Tax Exempt Income Fund
Objective [Heading]	Goal
Objective, Primary [Text Block]
The fund seeks as high a level of current income exempt from federal income tax and Massachusetts personal income tax as the Investment Manager (as defined below) believes is consistent with preservation of capital.